Balance Sheet Details - Available-for-Sale Securities Recorded at Fair Value with Unrealized Gains or Losses (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Amortized cost basis	$ 4,080
Gross unrealized loss	(2)
Fair value	4,078
Government Securities/Money Market [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost basis	4,080
Gross unrealized loss	(2)
Fair value	$ 4,078